Accumulated Other Comprehensive Loss	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

(7) Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss, net of taxes, is comprised of the following:

	Foreign Currency Translation	Unrealized Gain (Loss) on Available-for- Sale Securities	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2013	$(130,791)	$(636,778)	$(767,569)
Other comprehensive income (loss) before reclassifications	211,900	(9,753)	202,147
Amount reclassified from AOCI	—	443,418	443,418

Net other comprehensive income (loss)	211,900	433,665	645,565

Balance at September 30, 2014	$81,109	$(203,113)	$(122,004)

Components of AOCI	Amounts reclassified from AOCI
Realized gain/(loss) on sale of marketable securities	$(433,418)
Income tax (expense) benefit	—

Net of income taxes	$(433,418)

(8) Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss, net of taxes, is comprised of the following:

	Foreign Currency Translation	Unrealized Gain (Loss) on Available-for- Sale Securities	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2012	$—	$—	$—
Other comprehensive income (loss) before reclassifications	(142,364)	(136,829)	(279,193)
Amount reclassified from AOCI	—	(499,949)	(499,949)

Net other comprehensive income (loss) at December 31, 2013	$(142,364)	$(636,778)	$(799,142)

Components of AOCI	Amounts reclassified from AOCI
Realized gain/(loss) on sale of marketable securities	$499,949
Income tax (expense) benefit	—

Net of income taxes	$499,949